UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2011
                                               ---------------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey L. Gendell
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Address:   55 Railroad Avenue
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           Greenwich, Connecticut 06830
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Form 13F File Number: 028-06950

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey L. Gendell
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Title:
        ----------------------------------
Phone:  203-769-2000
        ----------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey L. Gendell                        New York, NY            5/13/2011
---------------------------------  ---------------------------------  ----------
[Signature]                                   [City, State]            [Date]

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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              61

Form 13F Information Table Value Total:  $    1,151,008
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERIANA BANCORP             COM            023613102    1,062    244,041 SH       SOLE                   244,041      0    0
BANK MONTREAL QUE            COM            063671101    2,024     31,150 SH       SOLE                    31,150      0    0
BANK OF AMERICA CORPORATION  COM            060505104   32,892  2,467,500 SH       SOLE                 2,467,500      0    0
BROADWIND ENERGY INC         COM            11161T108   25,693 19,612,736 SH       SOLE                19,612,736      0    0
CAMCO FINL CORP              COM            132618109      678    354,875 SH       SOLE                   354,875      0    0
CAPITAL BK CORP              COM            139793103      237     62,254 SH       SOLE                    62,254      0    0
CENTRUE FINL CORP NEW        COM            15643B106      123    245,145 SH       SOLE                   245,145      0    0
CISCO SYS INC                COM            17275R102    4,013    234,000 SH  CALL SOLE                   234,000      0    0
CITIGROUP INC                COM            172967101    3,536    800,000 SH       SOLE                   800,000      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101   15,725    160,000 SH       SOLE                   160,000      0    0
CLOUD PEAK ENERGY INC        COM            18911Q102   35,381  1,638,760 SH       SOLE                 1,638,760      0    0
COMERICA INC                 COM            200340107    1,102     30,000 SH       SOLE                    30,000      0    0
CONSOL ENERGY INC            COM            20854P109   37,809    705,000 SH       SOLE                   705,000      0    0
DELTA AIR LINES INC DEL      COM NEW        247361702   65,916  6,726,170 SH       SOLE                 6,726,170      0    0
DYCOM INDS INC               COM            267475101    1,918    110,621 SH       SOLE                   110,621      0    0
ENGLOBAL CORP                COM            293306106    3,251    717,707 SH       SOLE                   717,707      0    0
ENSCO PLC                    SPONSORED ADR  29358Q109   39,108    676,146 SH       SOLE                   676,146      0    0
EXIDE TECHNOLOGIES           COM NEW        302051206  105,997  9,489,476 SH       SOLE                 9,489,476      0    0
FIDELITY BANCORP INC         COM            315831107      138     15,636 SH       SOLE                    15,636      0    0
FIDELITY SOUTHERN CORP NEW   COM            316394105    5,185    648,097 SH       SOLE                   648,097      0    0
FIRST BANCSHARES INC MO      COM            318687100      125     21,500 SH       SOLE                    21,500      0    0
FIRST DEFIANCE FINL CORP     COM            32006W106    1,990    138,740 SH       SOLE                   138,740      0    0
FIRST FED NORTHN MICH BANCOR COM            32021X105      509    141,680 SH       SOLE                   141,680      0    0
FIRST MERCHANTS CORP         COM            320817109    1,950    236,083 SH       SOLE                   236,083      0    0
FOSTER WHEELER AG            COM            H27178104   11,952    317,709 SH       SOLE                   317,709      0    0
GOODYEAR TIRE & RUBR CO      COM            382550101  106,154  7,086,400 SH       SOLE                 7,086,400      0    0
HAWTHORN BANCSHARES INC      COM            420476103    2,034    225,297 SH       SOLE                   225,297      0    0
HMN FINL INC                 COM            40424G108      775    281,769 SH       SOLE                   281,769      0    0
HORIZON BANCORP IND          COM            440407104    2,260     82,779 SH       SOLE                    82,779      0    0
INNOSPEC INC                 COM            45768S105   96,096  3,008,651 SH       SOLE                 3,008,651      0    0
INTEGRATED ELECTRICAL SVC    COM            45811E301   29,134  8,554,493 SH       SOLE                 8,554,493      0    0
JAMES RIVER COAL CO          COM NEW        470355207   32,700  1,352,900 SH       SOLE                 1,352,900      0    0
JANUS CAP GROUP INC          COM            47102X105   44,995  3,608,268 SH       SOLE                 3,608,268      0    0
LEGG MASON INC               COM            524901105   30,108    834,261 SH       SOLE                   834,261      0    0
LOUISIANA PAC CORP           COM            546347105   48,922  4,659,195 SH       SOLE                 4,659,195      0    0
LSB INDS INC                 COM            502160104    8,849    223,242 SH       SOLE                   223,242      0    0
LUBRIZOL CORP                COM            549271104    5,466     40,800 SH  CALL SOLE                    40,800      0    0
MARSHALL & ILSLEY CORP NEW   COM            571837103    7,281    911,273 SH       SOLE                   911,273      0    0
MASTEC INC                   COM            576323109   18,337    881,579 SH       SOLE                   881,579      0    0
MATERIAL SCIENCES CORP       COM            576674105    3,095    429,227 SH       SOLE                   429,227      0    0
MATERION CORP                COM            576690101   38,750    949,764 SH       SOLE                   949,764      0    0
MUTUALFIRST FINL INC         COM            62845B104    3,154    342,746 SH       SOLE                   342,746      0    0
NORTHEAST BANCORP            COM NEW        663904209      831     57,301 SH       SOLE                    57,301      0    0
OM GROUP INC                 COM            670872100   63,158  1,728,454 SH       SOLE                 1,728,454      0    0
OMNOVA SOLUTIONS INC         COM            682129101   11,988  1,523,199 SH       SOLE                 1,523,199      0    0
PARKVALE FINL CORP           COM            701492100    1,811    185,768 SH       SOLE                   185,768      0    0
PATRICK INDS INC             COM            703343103   14,117  5,174,963 SH       SOLE                 5,174,963      0    0
PATRIOT COAL CORP            COM            70336T104   29,997  1,161,334 SH       SOLE                 1,161,334      0    0
PEOPLES BANCORP N C INC      COM            710577107    2,231    334,043 SH       SOLE                   334,043      0    0
POVIDENT CMNTY BANCSHARES IN COM            74386S107       57     76,465 SH       SOLE                    76,465      0    0
PREFORMED LINE PRODS CO      COM            740444104   13,645    197,270 SH       SOLE                   197,270      0    0
PROVIDENT FINL HLDGS INC     COM            743868101    3,190    384,830 SH       SOLE                   384,830      0    0
SHILOH INDS INC              COM            824543102      562     48,128 SH       SOLE                    48,128      0    0
SOUTHERN CMNTY FINL CORP     COM            842632101      345    236,058 SH       SOLE                   236,058      0    0
SUPREME INDS INC             CL A           868607102       28     10,500 SH       SOLE                    10,500      0    0
TPC GROUP INC                COM            89236Y104   14,899    516,064 SH       SOLE                   516,064      0    0
TRAVELERS COMPANIES INC      COM            89417E109      595     10,000 SH       SOLE                    10,000      0    0
UNITED BANCSHARES INC OHIO   COM            909458101      218     23,697 SH       SOLE                    23,697      0    0
UNITED CONTL HLDGS INC       COM            910047109   34,353  1,494,264 SH       SOLE                 1,494,264      0    0
WESTMORELAND COAL CO         COM            960878106   38,597  2,634,627 SH       SOLE                 2,634,627      0    0
WILLBROS GROUP INC DEL       COM            969203108   43,962  4,025,811 SH       SOLE                 4,025,811      0    0

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